Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Schedule of Share Purchase Warrants Liability Classified
The following table summarizes the change in the number of issued and outstanding share purchase warrants and the associated warrant liabilities during the period ended December 31, 2025:

	Units	Amount
ARIS.WT.B Listed Warrants – exercise price C$2.21, exercisable until Apr 30, 2024
As at December 31, 2023	9,301,152	$15,072
Exercised	(8,546,249)	(15,200)
Fair value adjustment (Note 21)	—	128
Expired	(754,903)	—
Balance at December 31, 2024	—	$—
Aris Unlisted Warrants (¹) – exercise price C$6.00, exercisable until Dec 19, 2024
Balance at December 31, 2023	1,650,000	553
Exercised	(203,750)	(87)
Fair value adjustment (Note 21)	—	209
Expired	(1,446,250)	(675)
Balance at December 31, 2024	—	$—
ARIS.WT.A Listed Warrants (¹) – exercise price C$5.50, exercisable until Jul 29, 2025
Balance at December 31, 2023	29,059,377	10,981
Exercised	(2,700)	(2)
Fair value adjustment (Note 21)	—	(2,093)
Balance at December 31, 2024	29,056,677	$8,886
Exercised	(28,685,134)	(75,405)
Expired	(371,543)	(1,242)
Fair value adjustment (Note 21)	—	67,761
Balance at December 31, 2025	—	$—

Total share purchase warrant liability at December 31, 2024	29,056,677	$8,886
Total share purchase warrant liability at December 31, 2025	—	$—
(1)Number of replacement ARIS.WT.A Listed Warrants and exercise price have been adjusted by the share Exchange Ratio of 0.5.
Schedule of Change in Stock Options Outstanding

	Options outstanding	Weighted average exercise price (C$)
Balance at December 31, 2023	7,281,120	$4.57
Options granted	2,875,700	4.22
Exercised (1)	(2,779,903)	4.03
Expired or cancelled	(821,318)	5.39
Balance at December 31, 2024	6,555,599	$4.55
Options granted	2,593,426	5.72
Exercised (1)	(4,073,763)	4.60
Expired or cancelled	(289,354)	4.45
Balance at December 31, 2025	4,785,908	$5.14
(1)The weighted average share price at the date stock options were exercised was C$11.32 for the period ended December 31, 2025 and C$5.47 for the period ended December 31, 2024.

Schedule of Assumptions of Stock Options
A summary of the inputs used in the determination of the fair values of the stock options granted in the periods ended December 31, 2025 and December 31, 2024, using the Black-Scholes option pricing model, is as follows:

	31-Jan-2024	1-Jul-2024	14-Nov-2024	21-Jan-2025	17-Mar-2025	1-Apr-2025	7-Jul-2025
Total options issued	2,525,561	343,443	6,696	2,232,563	114,290	20,722	225,851
Market price of shares at grant date	C$4.09	C$5.17	C$5.59	C$5.30	C$6.34	C$6.65	C$9.47
Exercise price	C$4.09	C$5.17	C$5.59	C$5.30	C$6.34	C$6.65	C$9.47
Dividends expected	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected volatility	44.42%	45.75%	47.36%	47.53%	47.82%	47.53%	47.74%
Risk-free interest rate	3.82%	3.83%	3.14%	2.91%	2.57%	2.47%	2.69%
Expected life of options	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years
Vesting terms	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)
(1)50% of the options vest one year after issue date, the remaining 50% vest two years after issue date.

Schedule of Stock Options Outstanding
The table below summarizes information about the stock options outstanding and the common shares issuable as at December 31, 2025:

Expiry date	Outstanding	Vested stock options	Remaining contractual life in years	Exercise price (C$/share)
12-Jan-26	36,530	36,530	0.03	4.03
01-Apr-26	230,000	230,000	0.25	6.04
02-Oct-26	60,152	60,152	0.75	3.09
26-Jan-27	28,500	28,500	1.07	5.45
31-Jan-27	1,627,254	534,499	1.09	4.09
01-Apr-27	267,000	267,000	1.25	5.84
01-Jul-27	90,912	—	1.50	5.17
14-Nov-27	6,696	3,348	1.87	5.59
21-Jan-28	2,078,001	—	2.06	5.30
17-Mar-28	114,290	—	2.21	6.34
01-Apr-28	20,722	—	2.25	6.65
07-Jul-28	225,851	—	2.52	9.47
Balance at December 31, 2025	4,785,908	1,160,029	1.57	$5.14

Schedule of DSU and PSU Liability	A summary of changes to the DSU liability, included in accounts payable and accrued liabilities, during the period ended December 31, 2025 and the year ended December 31, 2024 is as follows:

	Units	Amount	Weighted Average Fair Value (C$)
Balance at December 31, 2023	575,041	$1,903	$4.37
Granted and vested during the period	167,571	631	5.18
Paid	(259,691)	(956)	4.99
Change in fair value	—	114
Balance at December 31, 2024	482,921	$1,692	$5.04
Granted and vested during the period	99,137	753	7.75
Change in fair value	—	7,004
Balance at December 31, 2025	582,058	$9,449	$16.23
14.    Share Capital (cont.)
A summary of changes to the PSU liability during the period ended December 31, 2025 and the year ended December 31, 2024 is as follows:

	Units	Amount
Balance at December 31, 2023	1,472,719	$2,804
Granted and vested in the period	1,035,489	1,861
Expired/cancelled	(190,888)	—
Paid	(489,098)	(1,289)
Change in fair value	—	374
Balance at December 31, 2024	1,828,222	$3,750
Granted and vested in the period	867,178	2,925
Expired/cancelled	(64,620)	—
Paid	(363,523)	(2,221)
Change in fair value	—	28,139
Balance at December 31, 2025	2,267,257	$32,593
Less: current portion recorded as accounts payable		(19,454)
Non-current portion recorded in other long-term liabilities as at December 31, 2025		$13,139
During the period ended December 31, 2025, 867,178 PSUs were granted for a weighted average fair value of C$5.68 (December 31, 2024 - C$4.00).

Schedule of Share-based Compensation Expense

	Year-ended December 31,
	2025	2024
Stock-option expense	$3,258	$2,285
DSU expense	7,758	745
PSU expense	31,064	2,235
Total	$42,080	$5,265

Schedule of Earnings (Loss) per Share

	Year-ended December 31, 2025			Year-ended December 31, 2024
	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share
Basic EPS	188,584,731	$78,345	$0.42	157,727,394	$24,582	$0.16
Effect of dilutive stock-options	2,702,327	—		487,022	—
Effect of dilutive warrants	—	—		476,863	(2,093)
Diluted EPS	191,287,058	$78,345	$0.41	158,691,279	$22,489	$0.14

Schedule of Items Excluded from EPS
The following table lists the number of warrants, stock options and convertible debenture which were excluded from the computation of diluted earnings per share. Instruments were excluded because either the exercise prices exceeded the average market value of the common shares or the impact of including the in the money securities were anti-dilutive to EPS.
14.    Share Capital (cont.)

	Year-ended December 31,
	2025	2024
Stock options	—	1,477,000
Warrants	—	—